Related Party Balance and Transactions	12 Months Ended
Sep. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

11. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Superb Prospect Group Ltd, ultimate holding company of the Company.

a. Due to a related party

As of September 30, 2025 and 2024, the amount due to a related party was as follows:

		2025	2024
Due to a related party
Superb Prospect Group Ltd (a)	(1)	$668,662	$681,188

(1)	The balance was advances from the related company for the Group’s daily operating purposes. These amounts were unsecured, interest-free and repayable on demand.